UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)  Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  06/30
Daily Assets Fund Institutional

Date of fiscal year end:  12/31
Cash Management Fund
Cash Reserves Fund Institutional
Deutsche Money Market Series
NY Tax Free Money Fund
Tax Free Money Fund Investment

Date of reporting period:  7/1/14-6/30/15

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03495
Reporting Period: 07/01/2014 - 06/30/2015
DWS Money Market Trust

Deutsche Money Market Series, Cash Management Fund and Cash Reserves Fund
Institutional, each a series of DWS Money Market Trust, are feeders in a master/feeder  structure.  Accordingly, Deutsche Money Market Series, Cash
Management Fund and Cash Reserves Fund  Institutional  hold  only securities of the master  fund, Cash Management Portfolio.  Included in this filing is the proxy voting record for the Cash Management Portfolio.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06073
Reporting Period: 07/01/2014 - 06/30/2015
Cash Management Portfolio

============================ Cash Management Portfolio ===========================

NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQS            Security ID:  670973700
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2     Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director Robert P. Bremner        For       For          Management
3.3   Elect Director Jack B. Evans            For       For          Management
3.4   Elect Director David J. Kundert         For       For          Management
3.5   Elect Director John K. Nelson           For       For          Management
3.6   Elect Director Thomas S. Schreier, Jr.  For       For          Management
3.7   Elect Director Judith M. Stockdale      For       For          Management
3.8   Elect Director Carole E. Stone          For       For          Management
3.9   Elect Director Virginia L. Stringer     For       For          Management
3.10  Elect Director Terence J. Toth          For       For          Management
3.11  Elect Director William C. Hunter        For       For          Management
3.12  Elect Director William J. Schneider     For       For          Management

=================== B       Daily Assets Fund Institutional ====================

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQM            Security ID:  67062E707
Meeting Date: AUG 15, 2014   Meeting Type: Special
Record Date:  JUN 23, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Funds between         For       For          Management
      American Municipal Income Portfolio
      Inc. and Nuveen Investment Quality
      Municipal Fund, Inc.
2a    Approve Investment Management           For       For          Management
      Agreement between Nuveen Investment
      Quality Municipal Fund, Inc. and
      Nuveen Fund Advisors, LLC
2b    Approve Subadvisory Agreement between   For       For          Management
      Nuveen Fund Advisors, LLC and Nuveen
      Asset Management, LLC

--------------------------------------------------------------------------------

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.

Ticker:       NQM            Security ID:  67062EB11
Meeting Date: AUG 15, 2014   Meeting Type: Annual
Record Date:  JUN 23, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William Adams, IV        For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director John K. Nelson           For       For          Management
1.6   Elect Director Thomas S. Schreier, Jr.  For       For          Management
1.7   Elect Director Judith M. Stockdale      For       For          Management
1.8   Elect Director Carole E. Stone          For       For          Management
1.9   Elect Director Virginia L. Stringer     For       For          Management
1.10  Elect Director Terence J. Toth          For       For          Management
1.11  Elect Director William C. Hunter        For       For          Management
1.12  Elect Director William J. Schneider     For       For          Management

===================== L     Tax Free Money Fund Investment =====================

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

Ticker:       NVX            Security ID:  67069X609
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2     Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management

========================= M     NY Tax Free Money Fund =========================

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

Ticker:       MNE            Security ID:  09255F307
Meeting Date: JUL 30, 2014   Meeting Type: Annual
Record Date:  JUN 03, 2014

#     Proposal
                        Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

--------------------------------------------------------------------------------

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

Ticker:       BSE            Security ID:  09249U303
Meeting Date: JUL 30, 2014   Meeting Type: Annual
Record Date:  JUN 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director R. Glenn Hubbard         For       For          Management
1.4   Elect Director W. Carl Kester           For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Money Market Trust

By (Signature and Title)      /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date  8/14/15